Financial Risk Management (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 28,030,747	₨ 20,137,672
Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	371,995	123,666
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,207,403	2,202,649
Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	60,742	216,284
Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,400,424	7,174,373
Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,479,774	2,234,856
Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,510,409	8,185,844
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	19,263,182	15,237,224
Not later than one year [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	371,995	123,666
Not later than one year [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	507,037	539,700
Not later than one year [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	60,742	216,284
Not later than one year [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,706,849	5,139,600
Not later than one year [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,106,150	1,032,130
Not later than one year [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,510,409	8,185,844
Later than one year and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,608,204	3,521,061
Later than one year and not later than three years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	733,287	846,466
Later than one year and not later than three years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,832,392	1,947,856
Later than one year and not later than three years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,042,525	726,739
Later than one year and not later than three years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,649,532	1,401,254
Later than three years and not later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	430,022	564,160
Later than three years and not later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,499,683	703,311
Later than three years and not later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	719,827	133,783
Later than three years and not later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,043,454	2,662,600
Later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,611,603	2,162,600
Later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	447,051	0
Later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	984,800	500,000
Later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,564,373	22,822,024
Contractual Cash Flows [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	371,995	123,666
Contractual Cash Flows [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,281,949	4,112,926
Contractual Cash Flows [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	60,742	216,284
Contractual Cash Flows [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	11,485,975	7,790,696
Contractual Cash Flows [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,853,303	2,392,608
Contractual Cash Flows [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 10,510,409	₨ 8,185,844